UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended : September 30, 2003

Check here if Amendment [ ]; Amendment number:
This Amendment (Check only one.): [x] is a restatement.
				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   	Marathon Asset Management Ltd
Address:	Orion House
		5 Upper St. Martins Lane
		London
		WC2H 9EA
		United Kingdom

13F File Number: 28-6422

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorised to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on behalf of Reporting Manager:

Name:		Simon Davies
Title:		Compliance Officer
Phone: 		(011) 44 20 7497 2211
Signature, Place and Date of Signing:

	Simon Davies	London, United Kingdom	September 30, 2003

Report Type (Check only one.):

[ ]		13F HOLDINGS REPORT

[ ]		13F NOTICE

[X] 		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

1. Frank Russell Trust Company International Fund



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

------------------------------------



UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended : September 30, 2003

Check here if Amendment [ ]; Amendment number:
This Amendment (Check only one.): [x] is a restatement.
				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   	Marathon Asset Management Ltd
Address:	Orion House
		5 Upper St. Martins Lane
		London
		WC2H 9EA
		United Kingdom

13F File Number: 28-6422

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorised to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on behalf of Reporting Manager:

Name:		Simon Davies
Title:		Compliance Officer
Phone: 		(011) 44 20 7497 2211
Signature, Place and Date of Signing:

	Simon Davies	London, United Kingdom	September 30, 2003

Report Type (Check only one.):

[ ]		13F HOLDINGS REPORT

[ ]		13F NOTICE

[X] 		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

1. Frank Russell Trust Company International Fund



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F

REPORT SUMMARY:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		64

Form 13F Information Table Value Total:		$2,607,501 (thousands)


List of Other Included Managers:

 No. 	13F File Number		Name

FORM 13 F INFORMATION TABLE
                                                                             FORM 13F INFORMATION TABLE

NAME OF ISSUER                        TITLE OF            VALUE  SHARES/  SH/ INVSTMT  OTHER         VOTING AUTHORITY
                                      CLASS    CUSIP     x$1000  PRN AMT PRN  DSCRETN  MANAGERS   SOLE     SHARED    NONE

AGRIUM INC                            COM      068916108  49466  3005206 SH   SHARED                  0   1757891    1247315
ALTRIA GROUP                          COM     02209S1033  51844   952663 SH   SHARED                  0    603031     349632
AMERICAN MOVIL - SERIES L	      COM     02364W1053   5426   198457 SH   SHARED                  0    131270      67187
ANGLO AMERICAN ADR                    COM      03485P102   6851   309713 SH   SHARED                  0    225332      84381
ANGLOGOLD ADR                         COM       35128206   1080    23123 SH   SHARED                  0     12753      10370
AMERICAN EXPRESS CO                   COM      025816109  38113   790239 SH   SHARED                  0    481403     308836
AMR CORP			      COM       17651060  25012  1931400 SH   SHARED                  0   1174800     756600
ASHANTI GOLDFIELDS GDR                COM      043743202  20784  1593830 SH   SHARED                  0   1304512     289318
BAKER HUGHES INC                      COM       57224107  22417   757591 SH   SHARED                  0    757591          0
BAXTER INTERNATIONAL INC.             COM      071813109  26649   873172 SH   SHARED                  0    531119     342053
BERKSHIRE HATHAWAY "B"                COM      084670207  70977    25214 SH   SHARED                  0     15460       9754
BRISTOL-MYERS SQUIBB CO               COM      110122108  43432  1518586 SH   SHARED                  0    931497     587089
BURLINGTON NORTHERN SANTA FE CORP     COM      12189T104  47386  1464778 SH   SHARED                  0    900198     564580
COMCAST CORP SPECIAL CLASS A          COM     2003002001  48516  1550530 SH   SHARED                  0    960416     590114
COSTCO WHOLESALE CORP                 COM      22160K105  60823  1635900 SH   SHARED                  0   1012400     623500
DELL COMPUTER                         COM      247025109  36567  1076146 SH   SHARED                  0    665235     410911
DELPHI AUTOMOTIVE SYSTEMS CORP        COM      247126105  21682  2123640 SH   SHARED                  0   1297572     826068
EASTMAN KODAK                         COM      277461109  19362   754252 SH   SHARED                  0    465124     289128
ERICSSON LM TELEPHONE CO ADR          COM      294821400    293    16560 SH   SHARED                  0     16560          0
ETHAN ALLEN INTERIORS INC             COM      297602104  43933  1049025 SH   SHARED                  0    643746     405279
FRESENIUS MEDICAL CARE ADR            COM     3580291066  89572  3836056 SH   SHARED                  0   2988328     847728
GOLDMAN SACHS GROUP INC               COM     38141G1040  37261   377400 SH   SHARED                  0    235000     142400
HOLLINGER INTERNATIONAL               COM      435569108  55893  3578287 SH   SHARED                  0   2262638    1315649
IMS HEALTH INC                        COM      449934108  64448  2592423 SH   SHARED                  0   1598148     994275
INCO LTD                              COM      453258402  74976  1882865 SH   SHARED                  0   1213081     669784
INTEL CORP                            COM     4581401001  29329   915112 SH   SHARED                  0    565443     349669
INTERNATIONAL SPEEDWAY CORP - CLASS A COM      460335201  46112  1037619 SH   SHARED                  0    646378     391241
J C PENNEY COMPANY INC                COM      456478106  28375  1079725 SH   SHARED                  0    667389     412336
KANSAS CITY SOUTHERN INDUSTRIES       COM      485170302  25731  1796859 SH   SHARED                  0   1101793     695066
LIBERTY MEDIA CORP A                  COM      530718105  98152  8254981 SH   SHARED                  0   5142208    3112773
LUCENT TECHNOLOGIES INC               COM     5494631071  60490 21299303 SH   SHARED                  0  13055721    8243582
LUXOTTICA GROUP SPA ADR               COM      55068R202 139939  8042453 SH   SHARED                  0   6113839    1928614
MANDALAY RESORT GROUP                 COM      562567107    652 29146976 SH   SHARED                  0  28893066     253910
MAYTAG                                COM     5785921074    223     8000 SH   SHARED                  0      8000          0
MBIA INC                              COM      55262C100  40664   686542 SH   SHARED                  0  40399866     264017
MERCURY GENERAL CORP                  COM      589400100  39320   844682 SH   SHARED                  0    518026     326656
MGIC INVESTMENT CORP		      COM      5528481030 22981   403600 SH   SHARED                  0    248500     155100
MOODYS CORPORATION                    COM      615369105  52015   859040 SH   SHARED                  0    528276     330764
NATUZZI S.P.A.                        COM     63905A1016  20832  2066633 SH   SHARED                  0   1550635     515998
NEXTEL COMM INC-A                     COM      65332V103  84405  3008027 SH   SHARED                  0   1833622    1174405
NORTEL NETWORKS CORP                  COM      656568102  94164 22261104 SH   SHARED                  0  19081604    3179500
NORTHWEST AIRLINES                    COM      667280101  34479  2727753 SH   SHARED                  0   1671573    1056180
PPG INDUSTRIES INC                    COM      693506107  34893   545038 SH   SHARED                  0    332375     212663
PRIMEDIA                              COM      7415K101   44036 15560371 SH   SHARED                  0   9820082    5740289
QWEST COMMUNICATIONS INTL             COM      749121109  56873 13165036 SH   SHARED                  0   8131585    5033451
RAYTHEON "A"                          COM      755111101  18480   615196 SH   SHARED                  0    376775     238421
READERS DIGEST ASSOCIATION INC        COM      755267101  22438  1530564 SH   SHARED                  0    944312     586252
SABMILLER PLC - ADR                   COM     78572M1053    818    80156 SH   SHARED                  0     80156          0
SABRE HOLDINGS CORP                   COM      785905100  38081  1763812 SH   SHARED                  0   1083523     680289
SAKS INCORPORATED                     COM      79377W108  10832   720218 SH   SHARED                  0    386004     334214
SAMSUNG ELECTRONICS CO LTD            COM      79377W108   1200     6329 SH   SHARED                  0      6329          0
SARA LEE                              COM      803111103  29841  1374512 SH   SHARED                  0    847326     527186
SBC COMMUNICATIONS INC                COM      78387G103  54897  2105768 SH   SHARED                  0   1293080     812688
SCHERING-PLOUGH CORP		      COM      806605101  55003  3162900 SH   SHARED                  0   1938200    1224700
SCOTTS COMPANY A SHARES               COM      810186106  46394   784218 SH   SHARED                  0    482152     302066
SUN MICROSYSTEMS INC                  COM     8668101046  50390 11272850 SH   SHARED                  0   6922275    4350575
TELEFONOS DE MEXICO SA ADR            COM      879403780   6250   189228 SH   SHARED                  0    128501      60727
TEMPLE INLAND                         COM      879868107  43631   696210 SH   SHARED                  0    425634     270576
TENET HEALTHCARE CORP                 COM     88033G1004  56868  3543200 SH   SHARED                  0   2173900    1369300
UNISYS CORP                           COM      909214108  30993  2087038 SH   SHARED                  0   1289281     797757
UNITEDGLOBALCOM INC CL-A              COM    91324575081  30147  3555100 SH   SHARED                  0   2191660    1363440
UNITRIN INC                           COM      913275103  37208   898516 SH   SHARED                  0    550219     348297
WASTE MANAGEMENT INC                  COM      94106L109  50474  1705206 SH   SHARED                  0   1048077     657129
XEROX CORP                            COM      984121103  73240  5307280 SH   SHARED                  0   3291447    2015833



-------------------------------


FORM 13F

REPORT SUMMARY:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		66

Form 13F Information Table Value Total:		$2,607,501,191



List of Other Included Managers:

 No. 	13F File Number		Name